Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) Segment		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)	[1]	Mar. 31, 2024
Accounting Policies [Line Items]
Number of operating segments | Segment		1
Cash equivalents		$ 0
Development costs capitalized useul life		5 years		5 years
Finite lived intangible assets useful lives		8 years
Claims recovery service income	$ 498,000	$ 498,000	[1]	$ 18,542,000	[1]	$ 14,500,000
Specific Contract [Member]
Accounting Policies [Line Items]
Claims recovery service income				5,000,000
Up-C Unit Holders [Member] | Class A Common Stock [Member]
Accounting Policies [Line Items]
Non-controlling interests ownership percentage		99.76%						99.76%
Class V Shareholders [Member] | Class A Common Stock [Member]
Accounting Policies [Line Items]
Non-controlling interests ownership percentage		89.44%						88.80%
Minimum [Member]
Accounting Policies [Line Items]
Equity method ownership percentage for entities that track separate capital accounts		3.00%
Minimum [Member] | Equity Method Investment Investee [Member]
Accounting Policies [Line Items]
Equity method investments ownership percentage		20.00%
Maximum [Member]
Accounting Policies [Line Items]
Equity method ownership percentage for entities that track separate capital accounts		5.00%
Fair Value, Inputs, Level 2 [Member]
Accounting Policies [Line Items]
Assets at fair value				0
Liabilities at fair value				$ 0
ASU 2016-13
Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]		true
Change in accounting principle, accounting standards update, adoption date		Jan. 01, 2023
Change in accounting principle, accounting standards update, immaterial effect [true false]		false

[1]	For the years ended December 31, 2022 and 2021, Claims recovery service income included $10.6 million, and $11.5 million, respectively, of Claims recovery service income from VRM MSP. There was no claims recovery service income from VRM MSP for the year ended December 31, 2023. See Note 15, Related Party Transactions, for further details.